Interest and Finance Costs	12 Months Ended
Dec. 31, 2014
Interest And Finance Costs [Abstract]
Interest Finance Costs
15.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31
	2014	2013	2012
Interest on long-term debt	811	5,075	9,602
Interest on revolving credit facility	396	2,144	2,252
Amortization of debt issuance costs	-	1,090	466
Arrangement fees on undrawn facilities	246	-	-
Other	10	80	160
Total	1,463	8,389	12,480